CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Profit before income tax and social contribution	R$ 3,622,463	R$ 3,184,033	R$ 1,720,908
Adjustments to reconcile income to net cash generated by operating activities:
Depreciation and amortization	7,026,035	7,117,028	6,827,175
Share of loss of an associate	82,526	89,304	61,587
Residual value of property, plant and equipment and intangible written off	13,887	93,304	(136,713)
Interest on asset retirement obligation	12,400	38,355	23,212
Provision for legal and administrative proceedings	276,811	323,015	247,227
Inflation adjustment on judicial deposits and legal and administrative proceedings	175,946	257,057	91,681
Interest, monetary and exchange rate variations on loans and other financing	749,515	668,360	759,990
Finance income from marketable securities	(181,717)	(83,204)	(266,816)
Interest on lease liabilities	1,432,764	1,062,251	1,333,007
Lease interest	(28,428)	(28,041)	(28,101)
Gain from the acquisition of Cozani		(303,435)
Provision for expected credit losses	693,122	639,692	626,218
Long-term incentive plans	22,354	(24,291)	6,796
Total adjustments to reconcile income with net cash from operations	13,897,678	13,033,428	11,266,171
Reduction (increase) in working capital assets
Trade accounts receivable	(1,605,774)	(867,369)	(628,272)
Recoverable taxes, fees and contributions	344,110	85,982	912,306
Inventories	38,254	(95,666)	(33,565)
Prepaid expenses	(184,736)	(18,295)	164,288
Judicial deposits	32,242	749,336	(603,825)
Other assets	90,931	(70,677)	(30,709)
Increase (decrease) in working capital liabilities
Payroll and related charges	(33,092)	42,807	40,302
Suppliers	304,243	353,319	757,628
Taxes, fees and contributions payable	375,228	617,975	102,948
Authorizations payable	(163,612)	(246,836)	(2,378,796)
Payments for legal and administrative proceedings	(318,796)	(343,444)	(242,598)
Deferred revenues	(61,135)	(31,028)	(49,446)
Other liabilities	(294,106)	(560,692)	(114,173)
Cash generated by operations	12,421,435	12,648,840	9,162,259
Income tax and social contribution paid	(89,892)	(228,184)
Net cash from operating activities	12,331,543	12,420,656	9,162,259
Investment activities
Proceeds from the sale of marketable securities	7,196,354	3,313,983	8,891,947
Purchases of marketable securities	(7,492,880)	(2,998,654)	(6,249,167)
Capital contribution to 5G Fund	(131,348)	(53,763)
Consideration for the acquisition of Cozani, net of cash acquired		(443,096)	(6,269,951)
Additions to property, plant and equipment and intangible assets	(4,550,379)	(4,504,314)	(4,730,433)
Other	24,381	2,306	4,475
Net cash used in investment activities	(4,953,872)	(4,683,538)	(8,353,129)
Financing activities
Proceeds from loans and financing	503,351		1,568,343
Amortization of loans and financing	(1,413,497)	(1,197,950)	(565,303)
Interest paid on loans and financing	(143,518)	(205,507)	(157,831)
Payment of lease liability	(1,838,667)	(1,812,508)	(1,566,344)
Interest paid on lease liabilities	(1,460,208)	(1,420,557)	(1,303,953)
Lease incentives received	89,431
Derivative financial instruments	(168,652)	(393,628)	(269,437)
Sale (purchase) of treasury shares, net of disposals	(45,004)	(2,821)	4,694
Dividends and interest on shareholders’ equity paid	(2,720,095)	(2,174,929)	(1,199,201)
Net cash used in financing activities	(7,196,859)	(7,207,900)	(3,489,032)
Increase (decrease) in cash and cash equivalents	180,812	529,218	(2,679,902)
Cash and cash equivalents at the beginning of the year	3,077,931	2,548,713	5,228,615
Cash and cash equivalents at the end of the year	R$ 3,258,743	R$ 3,077,931	R$ 2,548,713